SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition, Policy (Policies)	12 Months Ended
May 31, 2020
Policies
Revenue Recognition, Policy

Revenue recognition

Revenue is measured based on the amount of consideration that is expected to be received by the Company for providing goods or services under a contract with a customer, which is initially estimated with pricing specified in the contract and adjusted primarily for sales returns, discounts and other credits at contract inception then updated each reporting period, and excludes any sales incentives and amounts collected on behalf of third parties. The Company recognizes revenue when persuasive evidence of a contract with a customer exists and a performance obligation is identified and satisfied as the customer obtains control of the goods or services. The Company recognizes revenue on the monthly eBalance® treatment packages in the month the packages are provided.

Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities.

Shipping and handling costs associated with outbound freight after control over a product has transferred to a customer are accounted for as a fulfillment cost and are in included in cost of revenues.